Summary of Significant Accounting Policies - Schedule of Computation of Earnings Per Common Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 2,246,524			$ 1,059,242			$ 19,529,105	$ (12,555,062)	$ (19,564,718)	$ (51,206,803)	$ (25,095,538)
Net (income) loss attributable to noncontrolling interests	(366,047)	$ (1,758,141)	$ (403,822)	(119,678)	$ 546,092	$ 1,476,994	(2,528,010)	1,903,408	$ 2,663,123	$ 6,901,931	$ 2,010,959
Net income (loss) attributable to SmartStop Self Storage REIT, Inc	1,880,477			939,564			17,001,095	(10,651,654)
Less: Distributions to preferred stockholders	(3,150,684)			(3,150,685)			(9,349,315)	(9,349,315)
Less: Distributions to participating securities	(72,260)			(62,033)			(213,535)	(184,076)
Net income (loss) attributable to common stockholders—basic	(1,342,467)			(2,273,154)			7,438,245	(20,185,045)
Net income (loss) attributable to common stockholders—diluted	$ (1,342,467)			$ (2,273,154)			$ 7,438,245	$ (20,185,045)
Earnings Per Share, Basic, Other Disclosures [Abstract]
Average number of common shares outstanding—basic	96,786,669			84,411,030			90,305,337	77,638,805
Average number of common shares outstanding—diluted	96,786,669			84,411,030			90,425,665	77,638,805
Earnings Per Share [Abstract]
Basic	$ (0.01)			$ (0.03)			$ 0.08	$ (0.26)
Diluted	$ (0.01)			$ (0.03)			$ 0.08	$ (0.26)
Long Term Incentive Plan Units [Member]
Earnings Per Share, Basic, Other Disclosures [Abstract]
Antidilutive Securities Included In Computation Of Earnings Per Share Amount	0			0			0	0
Restricted Stock [Member]
Earnings Per Share, Basic, Other Disclosures [Abstract]
Antidilutive Securities Included In Computation Of Earnings Per Share Amount	0			0			120,328	0